Investment In and Notes Receivable from Joint Venture (Tables)	12 Months Ended
Dec. 31, 2013
Summarized Consolidated Results of Operations

Summarized TPDI consolidated results of operations are as follows:

For the Three Months Ended March 31, 2011
(in thousands)
Operating revenues	$90,414
Operating expenses	35,492

Operating income	54,922
Interest expense, net	(13,958)
Other expense	(99)

Income before income taxes	40,865
Income tax expense	4,166

Net income	$36,699